Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Barclays Bank PLC
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2025
Entity Central Index Key	0000312070
Current Fiscal Year End Date	--12-31